DERIVATIVE INSTRUMENTS (Schedule of Notional Amounts of Outstanding Derivative Contracts) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Derivative [Line Items]
Total derivatives	$ 21,751	$ 19,482
Derivatives designated as hedging instruments [Member] | Currency forward contracts [Member]
Derivative [Line Items]
Total derivatives	$ 21,751	$ 19,482